Net income (loss) per share and net loss attributable to ordinary shareholders - Schedule of basic and diluted net income (loss) per share (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	¥ 485,498,597		¥ 39,753,232	¥ (876,279,828)
Deemed dividend				(6,661,667)
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends			(14,283,763)
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	¥ 485,498,597		¥ 25,469,469	¥ (882,941,495)
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares	31,963,526		19,254,661	8,115,160
Basic net income (loss) per ordinary share | (per share)	¥ 15.19	$ 2.33	¥ 1.32	¥ (108.80)
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	¥ 485,498,597		¥ 25,469,469	¥ (882,941,495)
Add: undistributed earnings allocated to participating securities			14,283,763
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	¥ 485,498,597		¥ 39,753,232	¥ (882,941,495)
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares	31,963,526		19,254,661	8,115,160
Add: conversion of convertible redeemable preferred shares into ordinary shares | shares			10,798,380
Restricted Share Units | shares	1,049,156		1,389,890
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share | shares	33,012,682		31,442,931	8,115,160
Diluted net income (loss) per ordinary share | (per share)	¥ 14.71	$ 2.25	¥ 1.26	¥ (108.80)